Basis of Presentation - Summary of Effects of Adjustment on Comparative Periods in Income Statement (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024
Income Statement [line items]
Income taxes	$ (25)	$ 731	$ 66	$ 1,397
Net loss for the period	(3,195)	(2,553)	(6,154)	(6,552)
Exchange difference on translating foreign operations	71	170	141	689
Comprehensive loss for the period	$ (3,124)	$ (2,383)	$ (6,013)	$ (5,863)